Commitments, Contingencies and Guarantees - Future Minimum IT Support Payments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of other provisions [line items]
Total future minimum payments	$ 103.1
2023
Disclosure of other provisions [line items]
Total future minimum payments	25.3
2024
Disclosure of other provisions [line items]
Total future minimum payments	20.6
2025
Disclosure of other provisions [line items]
Total future minimum payments	15.6
2026
Disclosure of other provisions [line items]
Total future minimum payments	12.2
2027
Disclosure of other provisions [line items]
Total future minimum payments	11.4
Thereafter
Disclosure of other provisions [line items]
Total future minimum payments	$ 18.0